ROSA A. TESTANI 212.872.8115/fax: 212.872.1002 rtestani@akingump.com

January 9, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Division of Corporation Finance

Attention: Matthew Crispino

Re:	EVERTEC, INC. Confidential Draft Registration Statement on Form S-1 Submitted November 2, 2012 CIK No. 0001559865

Ladies and Gentlemen:

On December 20, 2012, EVERTEC, Inc. (the “Company”) submitted to the Securities and Exchange Commission (the “Commission”) on a confidential basis Amendment No. 1 (the “Amendment”) to the confidential draft registration statement referenced above (the “Registration Statement”) and provided its written response (the “December 20 Response Letter”) to the letter of the staff (the “Staff”) of the Commission dated November 30, 2012, with respect to the Registration Statement. On December 28, 2012, certain members of the Staff orally conveyed that although the Staff had considered the response to comment no. 5 contained in the December 20 Response Letter, the Staff would defer review of the Amendment until a subsequent amendment to the Registration Statement was filed that named the lead underwriters.

In response to this oral comment, the Company has today submitted to the Commission on a confidential basis Amendment No. 2 to the confidential submission of the Registration Statement (the “Amendment No. 2”) that reflects the names of the lead underwriters on the prospectus cover page. The Amendment No. 2 has been marked to indicate changes from the Amendment filed on December 20, 2012.

Please note that for the business reasons previously expressed, the Company reserves its right to select additional underwriters and/or change the lead underwriters in future amendments. With the exception of the response to comment no. 5, there are no changes to the responses provided by the Company set forth in the December 20 Response Letter.

Securities and Exchange Commission January 9, 2013 Page 2

Please do not hesitate to contact the undersigned at (212) 872-8115, or Shinah Chang at (310) 728-3061 with any questions or comments regarding any of the foregoing.

Sincerely,

/s/ Rosa A. Testani

Rosa A. Testani

Enclosures

cc:	Securities and Exchange Commission
Barbara C. Jacobs
Stephen Krikorian
Allicia Lam
Ryan Rohn

EVERTEC, Inc.
Luisa Wert Serrano, Esq.